Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
4.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Cash on hand	$514,080	$472,641
Cash in bank	13,465,137	19,762,586
Subtotal	13,979,217	20,235,227
Restricted cash – current (a)	26,319	100,764
Restricted cash – non-current (b)	1,496,236	1,608,762
Cash, cash equivalents, and restricted cash	15,501,772	21,944,753
Cash at banks attributable to discontinued operations	-	28,642
Cash, cash equivalents, and restricted cash	$15,501,772	$21,973,395

(a)	During the six months ended June 30, 2024, with regards to various labor-related lawsuits in the PRC, the PRC Court issued an order to freeze one of the Company’s bank accounts which restricted or prohibited the transfer and use of deposited funds by the Company. The sum will be released upon the Company has paid to satisfy the claims.

(b)	The non-current restricted cash represents cash pledged with a local bank in Thailand as collateral for bank guarantees issued by those banks in respect of the Company’s Cash-In-Transit projects.